SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income tax (expense) benefit			$ (113,415)	$ (134,728)
UNITED STATES
Loss before Income taxes			(2,025,947)	(4,740,723)
Taxes under statutory US tax rates			(425,449)	(995,552)
Increase (decrease) in valuation allowance			1,146,001	1,137,716
Prior period adjustment			(1,063,710)	(14,624)
Foreign tax rate differential			(51,169)	(128,492)
Income tax rate change			392,767
Other			1,559	952
Income tax (expense) benefit